INCOME TAXES, Income Tax Provision, FINTECH ACQUISITION CORP. II (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Federal [Abstract]
Current		$ 436,721
Deferred		(216,951)
State [Abstract]
Current		0
Deferred		0
Change in valuation allowance		216,951
Total tax provision (benefit)	$ 0	436,721	$ 0
Net operating loss carry forwards, federal		0
Net operating loss carry forwards, state		$ 0